Other Real Estate Owned	12 Months Ended
Dec. 31, 2011
Other Real Estate Owned [Abstract]
Other Real Estate Owned
Note 7 - Other Real Estate Owned

Other real estate owned at December 31, 2011 and 2010 is summarized as follows:

($ in thousands)	2011	2010
Balance, beginning of year	$ 13,199	$ 8,329
Additions	17,067	16,462
Disposals	(8,151)	(10,167)
Additional write-downs	(1,783)	(1,425)
Balance, end of year	$ 20,332	$ 13,199